SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 23, 2022 $ / shares shares	Apr. 14, 2022 $ / shares	Apr. 14, 2022 CAD ($)	Apr. 05, 2022 USD ($)	Dec. 31, 2021 $ / shares shares
Statement [Line Items]
Non-brokered Private Placement | $				$ 3
Credit Facility | $				$ 5
Rsus To The Same Consultant | shares	800,000
Investment | $			$ 62,635
Per Common Share | $ / shares		$ 0.05
Granted Options | shares					223,275
Exercise Prices | $ / shares					$ 0.60
Subsequent Events [Member]
Statement [Line Items]
Granted Options | shares	950,000
Exercise Prices | $ / shares	$ 0.35
Expiry Date	Mar. 23, 2027